Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,843	$ 1,758
Financial liabilities at fair value through profit or loss:
Contingent consideration	21,501	23,284
Warrant liabilities	2,586	2,185
Total Financial Liabilities	24,087	25,469
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,843	1,758
Financial liabilities at fair value through profit or loss:
Contingent consideration	21,501	23,284
Warrant liabilities	2,586	2,185
Total Financial Liabilities	24,087	25,469
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,843	1,758
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,843	$ 1,758